UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Senior Debt Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Senior Debt Portfolio	$236	2.23%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Senior Debt Portfolio	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,050	$10,054	$10,050
12/14	$9,946	$10,036	$9,924
1/15	$9,978	$10,227	$9,956
2/15	$10,144	$10,167	$10,097
3/15	$10,186	$10,209	$10,134
4/15	$10,282	$10,197	$10,228
5/15	$10,286	$10,180	$10,247
6/15	$10,231	$10,066	$10,204
7/15	$10,245	$10,125	$10,203
8/15	$10,146	$10,095	$10,132
9/15	$10,046	$10,134	$10,066
10/15	$10,053	$10,167	$10,048
11/15	$9,923	$10,130	$9,960
12/15	$9,787	$10,079	$9,855
1/16	$9,697	$10,190	$9,791
2/16	$9,641	$10,263	$9,739
3/16	$10,021	$10,388	$10,008
4/16	$10,272	$10,459	$10,206
5/16	$10,366	$10,467	$10,297
6/16	$10,351	$10,652	$10,300
7/16	$10,527	$10,739	$10,447
8/16	$10,625	$10,751	$10,525
9/16	$10,760	$10,753	$10,616
10/16	$10,876	$10,682	$10,704
11/16	$10,896	$10,442	$10,732
12/16	$11,055	$10,473	$10,856
1/17	$11,127	$10,510	$10,917
2/17	$11,194	$10,591	$10,972
3/17	$11,225	$10,588	$10,981
4/17	$11,276	$10,675	$11,029
5/17	$11,329	$10,758	$11,069
6/17	$11,340	$10,749	$11,064
7/17	$11,415	$10,802	$11,140
8/17	$11,416	$10,895	$11,135
9/17	$11,479	$10,857	$11,179
10/17	$11,557	$10,870	$11,246
11/17	$11,578	$10,854	$11,259
12/17	$11,622	$10,901	$11,303
1/18	$11,743	$10,797	$11,412
2/18	$11,774	$10,694	$11,435
3/18	$11,821	$10,748	$11,467
4/18	$11,878	$10,676	$11,514
5/18	$11,894	$10,735	$11,534
6/18	$11,909	$10,719	$11,547
7/18	$12,013	$10,741	$11,633
8/18	$12,074	$10,794	$11,679
9/18	$12,155	$10,748	$11,760
10/18	$12,151	$10,658	$11,756
11/18	$12,024	$10,706	$11,650
12/18	$11,654	$10,874	$11,353
1/19	$12,002	$11,024	$11,642
2/19	$12,200	$11,036	$11,828
3/19	$12,156	$11,235	$11,807
4/19	$12,371	$11,251	$12,002
5/19	$12,314	$11,423	$11,976
6/19	$12,335	$11,585	$12,005
7/19	$12,432	$11,619	$12,101
8/19	$12,396	$11,882	$12,068
9/19	$12,450	$11,830	$12,124
10/19	$12,375	$11,869	$12,070
11/19	$12,450	$11,866	$12,141
12/19	$12,703	$11,884	$12,334
1/20	$12,768	$12,097	$12,403
2/20	$12,578	$12,278	$12,239
3/20	$10,704	$12,039	$10,725
4/20	$11,201	$12,280	$11,208
5/20	$11,667	$12,394	$11,634
6/20	$11,855	$12,498	$11,766
7/20	$12,081	$12,717	$11,996
8/20	$12,310	$12,644	$12,176
9/20	$12,366	$12,621	$12,253
10/20	$12,399	$12,576	$12,278
11/20	$12,763	$12,740	$12,551
12/20	$12,942	$12,784	$12,720
1/21	$13,110	$12,704	$12,871
2/21	$13,189	$12,540	$12,947
3/21	$13,185	$12,394	$12,946
4/21	$13,245	$12,498	$13,013
5/21	$13,326	$12,546	$13,089
6/21	$13,395	$12,637	$13,137
7/21	$13,389	$12,764	$13,135
8/21	$13,486	$12,756	$13,198
9/21	$13,567	$12,647	$13,282
10/21	$13,585	$12,636	$13,318
11/21	$13,539	$12,652	$13,297
12/21	$13,641	$12,643	$13,382
1/22	$13,660	$12,366	$13,430
2/22	$13,571	$12,197	$13,361
3/22	$13,580	$11,870	$13,368
4/22	$13,552	$11,427	$13,397
5/22	$13,144	$11,490	$13,054
6/22	$12,701	$11,261	$12,771
7/22	$13,084	$11,544	$13,044
8/22	$13,277	$11,244	$13,241
9/22	$12,843	$10,759	$12,939
10/22	$12,990	$10,641	$13,068
11/22	$13,234	$11,038	$13,224
12/22	$13,231	$11,001	$13,278
1/23	$13,671	$11,342	$13,633
2/23	$13,749	$11,063	$13,711
3/23	$13,712	$11,323	$13,707
4/23	$13,870	$11,392	$13,851
5/23	$13,819	$11,274	$13,826
6/23	$14,124	$11,256	$14,139
7/23	$14,353	$11,267	$14,320
8/23	$14,560	$11,200	$14,488
9/23	$14,653	$10,932	$14,628
10/23	$14,574	$10,768	$14,625
11/23	$14,841	$11,253	$14,803
12/23	$15,142	$11,680	$15,047
1/24	$15,234	$11,652	$15,149
2/24	$15,364	$11,512	$15,287
3/24	$15,514	$11,625	$15,417
4/24	$15,570	$11,353	$15,510
5/24	$15,720	$11,542	$15,655
6/24	$15,773	$11,647	$15,710
7/24	$15,893	$11,911	$15,817
8/24	$16,013	$12,087	$15,917
9/24	$16,095	$12,253	$16,031
10/24	$16,241	$11,974	$16,169

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Senior Debt Portfolio	11.64%	5.58%	4.97%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,855,695,948
# of Portfolio Holdings	687
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$30,948,747

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	3.1%
Corporate Bonds	7.9%
Senior Floating-Rate Loans	86.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
5.3%
BB
23.4%
B
61.3%
CCC or Lower
5.1%
Not Rated
4.9%

Value	Value
Not Rated	4.9%
CCC or Lower	5.1%
B	61.3%
BB	23.4%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

SD Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$124,400	$129,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$124,400	$129,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$0	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments

Asset-Backed Securities — 3.8%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 7.979%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,523,717
Series 2018-1A, Class E, 10.879%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	3,014,940
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.544%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,477,571
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.828%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	2,500	2,506,502
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.857%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,746,720
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 11.356%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	3,019,863
ARES XXXIIR CLO Ltd.:
Series 2014-32RA, Class C, 8.28%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,013,805
Series 2014-32RA, Class D, 11.23%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	1,003,960
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 10.618%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	4,020,516
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.479%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,518,375
Series 2018-1A, Class C, 7.518%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,502,236
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.829%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,504,337
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.479%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,284,797
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 11.609%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,250	2,267,681
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.547%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,014,548
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.768%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,044,676
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.751%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,516,250
Series 2018-1A, Class D, 10.501%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,504,300
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 7.479%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	$5,000	$ 5,006,550
Series 2015-3A, Class DR, 10.279%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,823,816
Series 2016-3A, Class DR, 8.48%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,503,465
Series 2016-3A, Class ER, 11.33%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,485,059
Series 2018-1A, Class D, 7.901%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,502,633
Series 2018-1A, Class E, 10.801%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,883,592
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.719%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,221,439
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.009%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,996,007
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.356%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,969,420
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.22%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,456,318
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 10.746%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,360,161
Series 2023-21A, Class D, 10.082%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,576,927
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.618%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,704,862
Series 2016-1A, Class ER, 10.668%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,880,936
Series 2016-2A, Class ER, 10.918%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,436,748
Series 2018-1A, Class D, 7.818%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,005,553
Series 2018-1A, Class E, 10.668%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,683,117
Series 2019-2A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,478,550
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.651%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	5,040,655
Series C17A, Class DR, 10.851%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,508,750
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.418%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,510,410
Series 2012-3A, Class DR2, 11.418%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,506,639

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Carlyle Global Market Strategies CLO Ltd.: (continued)
Series 2014-3RA, Class C, 7.829%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	$1,000	$ 1,002,448
Series 2014-3RA, Class D, 10.279%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,151,127
Series 2014-4RA, Class C, 7.818%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,759,927
Series 2014-4RA, Class D, 10.568%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,488,839
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.256%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,020,814
Series 2021-7A, Class D, 11.168%, (3 mo. SOFR + 6.512%), 10/15/35(1)(2)	250	251,580
Series 2022-6A, Class DR, 9.376%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,860,794
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.479%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,008,534
CIFC Funding Ltd.:
Series 2022-1A, Class E, 11.048%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	755,495
Series 2022-4A, Class D, 8.197%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,758,692
Crown City CLO I, Series 2020-1A, Class DR, 11.879%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	250	248,707
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.768%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,502,036
Series 2018-55A, Class E, 10.318%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,986,478
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.518%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	6,987,750
Series 2015-41A, Class ER, 10.218%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,190,082
Series 2016-42A, Class D1AR, 7.956%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,518,077
Series 2016-42A, Class ERR, 11.156%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,455,550
Empower CLO Ltd., Series 2023-2A, Class D, 10.056%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,056,716
Galaxy XIX CLO Ltd., Series 2015-19A, Class D1R, 11.426%, (3 mo. SOFR + 6.792%), 7/24/30(1)(2)	2,000	2,006,702
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 8.709%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	2,000	2,008,074
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.579%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,256,294
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.698%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	$2,500	$ 2,515,125
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.791%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,964,728
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.279%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,007,803
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 7.993%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	2,004,846
Series 2018-2A, Class E, 10.643%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,825,418
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 11.032%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,557,598
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 11.706%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,510,610
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.256%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	758,138
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.857%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,003,656
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 10.799%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	2,000	2,012,184
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.126%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,617,969
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 10.759%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,425	1,433,524
Series 2015-1A, Class DR4, 11.888%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,006,830
Series 2021-2A, Class E, 11.268%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,008,784
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.596%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,257,333
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.168%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	755,178
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.418%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,056,676
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.868%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,904,900
Regatta XV Funding Ltd., Series 2018-4A, Class D, 11.388%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,886,322

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.779%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	$4,500	$ 4,511,250
Series 2016-1A, Class DR, 10.779%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,134,871
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.079%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,511,342
Series 2018-9A, Class D, 11.129%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,366,923
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 10.894%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,201,578
Series 2015-3A, Class CR, 8.029%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,503,923
Series 2015-3A, Class DR, 11.079%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,245,927
Series 2016-3A, Class CR, 8.144%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,002,730
Series 2016-3A, Class DR, 10.974%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,245,330
Wellfleet CLO Ltd., Series 2021-3A, Class E, 12.018%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	988,857
Total Asset-Backed Securities (identified cost $225,833,251)		$ 225,101,470

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 4,191,663
Phoenix Services International LLC(4)(5)	291,132	1,200,920
Phoenix Services International LLC(4)(5)	26,562	109,568
		$ 5,502,151
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	342,076	$ 1,539,342
		$ 1,539,342
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	$ 23,631,941
		$ 23,631,941
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	50,519	$ 771,425
		$ 771,425
Entertainment — 0.0%(6)
New Cineworld Ltd.(4)(5)	113,548	$ 2,583,217
		$ 2,583,217
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(4)(5)	380,806	4,379,269
Envision Parent, Inc.(4)(5)	953,838	10,134,529
		$ 14,513,798
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 9,930,779
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 9,930,779
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	138,671	$ 90,136
		$ 90,136
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(5)	116,152	$ 8,914,666
		$ 8,914,666
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.1%
Covis Midco 1 SARL, Class A(4)(5)	8,349	$ 4,258
Covis Midco 1 SARL, Class B(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class C(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class D(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class E(4)(5)	8,349	4,258
Mallinckrodt International Finance SA(4)(5)	107,065	8,123,554
		$ 8,144,844
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,563	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,048,265	0
		$ 0

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $111,484,313)		$ 75,622,299

Corporate Bonds — 9.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.3%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	$ 3,911,870
6.875%, 12/15/30(1)	15,000	15,389,460
		$ 19,301,330
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	9,650	$ 9,628,046
5.75%, 4/20/29(1)	14,475	14,345,556
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,965,944
4.625%, 4/15/29(1)	5,050	4,836,910
		$ 33,776,456
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	650	$ 661,365
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	4,478	4,489,781
		$ 5,151,146
Building and Development — 0.2%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	5,425	$ 5,521,967
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	2,500	2,628,364
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,094,543
		$ 9,244,874
Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		18,725	$ 17,551,417
4.625%, 6/1/28(1)		20,575	19,316,397
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)		4,175	4,180,010
			$ 41,047,824
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		14,500	$ 14,415,032
			$ 14,415,032
Chemicals — 0.6%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	2,000	$ 2,179,941
7.50%, 4/15/29(1)		9,075	9,374,012
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		10,050	9,469,307
7.125%, 10/1/27(1)		1,075	1,092,558
9.75%, 11/15/28(1)		11,400	12,108,613
			$ 34,224,431
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		13,600	$ 12,719,179
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		6,525	6,749,059
			$ 19,468,238
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)		6,325	$ 6,046,547
4.375%, 10/15/28(1)		6,350	5,978,308
			$ 12,024,855
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		3,350	$ 3,464,064
Aretec Group, Inc., 10.00%, 8/15/30(1)		5,375	5,863,346
			$ 9,327,410
Diversified Telecommunication Services — 0.9%
Altice France SA:
5.125%, 1/15/29(1)		1,600	$ 1,200,033
5.125%, 7/15/29(1)		20,275	15,187,764
8.125%, 2/1/27(1)		22,500	18,652,383

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,175	$ 12,542,453
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,684,959
		$ 54,267,592
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,519,290
		$ 9,519,290
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	15,700	$ 15,191,998
		$ 15,191,998
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	6,375	$ 6,324,190
		$ 6,324,190
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	5,275	$ 5,352,754
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	662	661,947
		$ 6,014,701
Health Care — 0.7%
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	$ 19,802,538
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,184,058
		$ 40,986,596
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	31,975	$ 30,505,208
		$ 30,505,208
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	5,000	$ 4,957,283
		$ 4,957,283
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	700	$ 664,558
7.00%, 1/15/31(1)	5,250	5,289,706
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,418,666
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	14,884,210
		$ 33,257,140
Security	Principal Amount* (000's omitted)	Value
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	$ 15,297,030
		$ 15,297,030
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,475	$ 3,494,210
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,375	20,367,626
		$ 23,861,836
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	$ 11,727,447
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,872,889
		$ 16,600,336
Media — 0.0%(6)
iHeartCommunications, Inc., 6.375%, 5/1/26	1,159	$ 982,276
		$ 982,276
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	12,175	$ 12,198,267
		$ 12,198,267
Professional Services — 0.0%(6)
CoreLogic, Inc., 4.50%, 5/1/28(1)	3,500	$ 3,289,978
		$ 3,289,978
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	7,493	$ 7,539,770
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	5,925	5,869,157
		$ 13,408,927
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 6,344,465
		$ 6,344,465
Software — 0.8%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	19,590	$ 20,149,151
9.00%, 9/30/29(1)	5,100	5,103,464
GoTo Group, Inc., 5.50%, 5/1/28(1)	5,405	4,180,110

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Software (continued)
UKG, Inc., 6.875%, 2/1/31(1)	10,525	$ 10,791,559
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	6,850	6,526,099
		$ 46,750,383
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	10,575	$ 9,990,435
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,582,665
		$ 19,573,100
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	4,375	$ 3,778,667
		$ 3,778,667
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	7,284	$ 7,325,366
		$ 7,325,366
Total Corporate Bonds (identified cost $580,292,514)		$ 568,416,225

Senior Floating-Rate Loans — 107.0%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace SAU, Term Loan, 7.25%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,217,644
Dynasty Acquisition Co., Inc., Term Loan, 8/24/28(8)		793	794,329
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(8)		8,325	8,309,391
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)		1,184	941,309
Novaria Holdings LLC, Term Loan, 9.035%, (SOFR + 4.25%), 6/6/31		2,600	2,606,500
TransDigm, Inc.:
Term Loan, 7.104%, (SOFR + 2.50%), 2/28/31		26,825	26,878,633
Term Loan, 7.354%, (SOFR + 2.75%), 3/22/30		29,224	29,324,159
			$ 77,071,965
Borrower/Description	Principal Amount* (000's omitted)		Value
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 4/5/30(8)		8,025	$ 7,984,875
			$ 7,984,875
Airlines — 0.4%
American Airlines, Inc., Term Loan, 9.629%, (SOFR + 4.75%), 4/20/28		22,400	$ 23,073,277
			$ 23,073,277
Apparel & Luxury Goods — 0.8%
ABG Intermediate Holdings 2 LLC, Term Loan, 7.447%, (SOFR + 2.75%), 12/21/28		9,282	$ 9,313,252
Gloves Buyer, Inc., Term Loan, 8.80%, (SOFR + 4.00%), 12/29/27		29,962	29,886,744
Hanesbrands, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 3/8/30		2,593	2,601,364
Varsity Brands, Inc., Term Loan, 8/26/31(8)		6,000	5,986,608
			$ 47,787,968
Auto Components — 1.9%
Adient U.S. LLC, Term Loan, 7.435%, (SOFR + 2.75%), 1/31/31		19,141	$ 19,216,613
Autokiniton U.S. Holdings, Inc., Term Loan, 8.80%, (SOFR + 4.00%), 4/6/28		22,662	22,706,356
Clarios Global LP:
Term Loan, 6.102%, (EURIBOR + 3.00%), 7/16/31(10)	EUR	8,186	8,902,375
Term Loan, 7.185%, (SOFR + 2.50%), 5/6/30		499	499,893
DexKo Global, Inc.:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,719	4,952,165
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,272,637
Term Loan, 8.615%, (SOFR + 3.75%), 10/4/28		10,123	9,715,890
Garrett LX I SARL, Term Loan, 7.335%, (SOFR + 2.75%), 4/30/28		6,208	6,231,280
LSF12 Badger Bidco LLC, Term Loan, 10.685%, (SOFR + 6.00%), 8/30/30		3,970	3,915,413
LTI Holdings, Inc., Term Loan, 9.435%, (SOFR + 4.75%), 7/19/29		10,500	10,464,563
RealTruck Group, Inc.:
Term Loan, 8.30%, (SOFR + 3.50%), 1/31/28		11,256	11,133,165
Term Loan, 9.80%, (SOFR + 5.00%), 1/31/28		8,905	8,820,650
			$ 113,831,000
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 1/22/31		34,833	$ 34,838,611

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles (continued)
MajorDrive Holdings IV LLC:
Term Loan, 8.865%, (SOFR + 4.00%), 6/1/28		22,276	$ 22,373,532
Term Loan, 10.254%, (SOFR + 5.50%), 6/1/29		1,481	1,490,731
			$ 58,702,874
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 8.365%, (SOFR + 3.50%), 11/24/27		3,369	$ 3,315,310
City Brewing Co. LLC:
Term Loan, 8.418%, (SOFR + 3.50%), 4/5/28		12,846	10,019,787
Term Loan, 10.906%, (SOFR + 6.25%), 4/5/28		7,155	6,009,806
Term Loan - Second Lien, 9.676%, (SOFR + 5.00%), 4/5/28		14,502	6,888,599
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28		35,203	35,275,398
			$ 61,508,900
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.332%, (SOFR + 2.50%), 3/12/26		12,572	$ 12,587,633
Alltech, Inc., Term Loan, 8.80%, (SOFR + 4.00%), 10/13/28		13,222	13,205,854
Grifols Worldwide Operations USA, Inc., Term Loan, 6.735%, (SOFR + 2.00%), 11/15/27		6,310	6,143,335
			$ 31,936,822
Building Products — 1.5%
Cornerstone Building Brands, Inc., Term Loan, 8.154%, (SOFR + 3.25%), 4/12/28		17,783	$ 17,516,340
CPG International, Inc., Term Loan, 9/19/31(8)		9,175	9,204,626
LHS Borrower LLC, Term Loan, 9.535%, (SOFR + 4.75%), 2/16/29		6,628	6,362,679
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 10/10/31(8)		25,575	25,511,062
MI Windows and Doors LLC, Term Loan, 7.685%, (SOFR + 3.00%), 3/28/31		11,621	11,676,562
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		4,982	4,952,944
Sport Group Holding GmbH, Term Loan, 7.50%, (3 mo. EURIBOR + 4.25%), 7/8/31	EUR	1,700	1,858,421
Standard Industries, Inc., Term Loan, 6.759%, (SOFR + 2.00%), 9/22/28		8,635	8,662,396
			$ 85,745,030
Capital Markets — 4.8%
Advisor Group, Inc., Term Loan, 8.685%, (SOFR + 4.00%), 8/17/28		25,181	$ 25,212,568
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
AllSpring Buyer LLC, Term Loan, 8.137%, (SOFR + 3.25%), 11/1/28		8,146	$ 8,152,330
Aretec Group, Inc., Term Loan, 8.685%, (SOFR + 4.00%), 8/9/30		28,031	27,880,082
Brookfield Property REIT, Inc., Term Loan, 7.285%, (SOFR + 2.50%), 8/27/25		4,449	4,447,491
CeramTec AcquiCo GmbH, Term Loan, 7.005%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	15,760,827
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		10,321	10,368,745
Clipper Acquisitions Corp., Term Loan, 6.715%, (SOFR + 1.75%), 3/3/28		6,767	6,750,399
Edelman Financial Center LLC, Term Loan, 7.935%, (SOFR + 3.25%), 4/7/28		18,113	18,139,544
EIG Management Co. LLC, Term Loan, 9.759%, (SOFR + 5.00%), 5/17/29		5,555	5,582,461
FinCo I LLC, Term Loan, 6.935%, (SOFR + 2.25%), 6/27/29		16,121	16,181,391
Focus Financial Partners LLC:
Term Loan, 0.00%, 9/15/31(11)		1,455	1,458,527
Term Loan, 7.935%, (SOFR + 3.25%), 9/15/31		13,545	13,580,008
Franklin Square Holdings LP, Term Loan, 6.935%, (SOFR + 2.25%), 4/25/31		13,167	13,167,000
Guggenheim Partners LLC, Term Loan, 7.854%, (SOFR + 3.25%), 12/12/29		32,027	32,139,113
HighTower Holdings LLC, Term Loan, 8.748%, (SOFR + 3.50%), 4/21/28		12,659	12,696,533
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.057%, (SOFR + 4.00%), 3/22/31		8,379	8,419,152
LPL Holdings, Inc., Term Loan, 6.694%, (SOFR + 1.75%), 11/12/26		17,526	17,523,108
Mariner Wealth Advisors LLC, Term Loan, 7.604%, (SOFR + 3.00%), 8/18/28		17,317	17,349,162
Press Ganey Holdings, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 4/30/31		8,325	8,336,056
Victory Capital Holdings, Inc.:
Term Loan, 6.934%, (SOFR + 2.25%), 7/1/26		12,800	12,806,086
Term Loan, 6.934%, (SOFR + 2.25%), 12/29/28		5,963	5,962,507
			$ 281,913,090
Chemicals — 5.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 12/20/29		19,614	$ 19,696,013
CPC Acquisition Corp., Term Loan, 8.615%, (SOFR + 3.75%), 12/29/27		17,474	15,442,724
Discovery Purchaser Corp., Term Loan, 10/4/29(8)		7,675	7,676,596
ECO Services Operations Corp., Term Loan, 6.835%, (SOFR + 2.25%), 6/12/31		30,413	30,346,050

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Flint Group Topco Ltd., Term Loan - Second Lien, 11.888%, (SOFR + 7.26%), 4.988% cash, 6.90% PIK, 12/30/27		325	$ 65,755
Gemini HDPE LLC, Term Loan, 7.847%, (SOFR + 3.00%), 12/31/27		5,400	5,413,680
GEON Performance Solutions LLC, Term Loan, 9.115%, (SOFR + 4.25%), 8/18/28		7,545	7,585,412
Groupe Solmax, Inc., Term Loan, 9.585%, (SOFR + 4.75%), 5/29/28(10)		15,303	14,227,377
INEOS Enterprises Holdings II Ltd., Term Loan, 7.505%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	2,325	2,542,296
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.907%, (SOFR + 3.75%), 7/8/30		13,895	13,981,843
INEOS Finance PLC, Term Loan, 6.646%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	7,846	8,517,862
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.146%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,424,270
Term Loan, 8.535%, (SOFR + 3.75%), 3/14/30		6,048	6,018,195
INEOS U.S. Finance LLC:
Term Loan, 7.285%, (SOFR + 2.50%), 11/8/28		6,699	6,704,429
Term Loan, 7.935%, (SOFR + 3.25%), 2/18/30		14,472	14,482,918
Term Loan, 8.435%, (SOFR + 3.75%), 2/7/31		7,082	7,106,599
Lonza Group AG:
Term Loan, 7.27%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	7,575	8,028,563
Term Loan, 8.629%, (SOFR + 3.93%), 7/3/28		9,321	9,094,429
Momentive Performance Materials, Inc., Term Loan, 8.75%, (SOFR + 4.00%), 3/29/28		15,960	16,019,438
Nobian Finance BV, Term Loan, 7/2/29(8)	EUR	500	545,099
Olympus Water U.S. Holding Corp., Term Loan, 8.104%, (SOFR + 3.50%), 6/20/31		9,455	9,485,989
Orion Engineered Carbons GmbH, Term Loan, 5.745%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,349,490
Paint Intermediate III LLC, Term Loan, 10.00%, (USD Prime + 2.00%), 9/11/31		6,600	6,583,500
Rohm Holding GmbH:
Term Loan, 8.84%, (6 mo. EURIBOR + 5.25%), 8.59% cash, 0.25% PIK, 1/31/29	EUR	14,706	14,944,603
Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		17,173	16,214,460
SCUR-Alpha 1503 GmbH, Term Loan, 10.085%, (SOFR + 5.50%), 3/29/30		15,548	14,861,056
Tronox Finance LLC:
Term Loan, 7.14%, (SOFR + 2.50%), 9/18/31(10)		12,836	12,833,856
Term Loan, 7.354%, (SOFR + 2.75%), 4/4/29		21,663	21,667,733
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
W.R. Grace & Co.-Conn., Term Loan, 7.854%, (SOFR + 3.25%), 9/22/28		22,837	$ 22,917,396
			$ 318,777,631
Commercial Services & Supplies — 2.2%
Albion Financing 3 SARL, Term Loan, 9.096%, (SOFR + 4.25%), 8/16/29		24,003	$ 24,152,672
Belfor Holdings, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 11/1/30		7,871	7,930,269
EnergySolutions LLC, Term Loan, 8.104%, (SOFR + 3.50%), 9/20/30		16,267	16,304,124
Flame Newco LLC, Term Loan, 10.785%, (SOFR + 6.10%), 6/30/28		3,610	3,520,172
Foundever Group, Term Loan, 6.90%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	3,224,330
Foundever Worldwide Corp., Term Loan, 8.55%, (SOFR + 3.75%), 8/28/28		15,753	10,112,869
GFL Environmental, Inc., Term Loan, 6.61%, (SOFR + 2.00%), 7/3/31		12,125	12,125,000
Harsco Corp., Term Loan, 7.05%, (SOFR + 2.25%), 3/10/28		1,287	1,285,354
Heritage-Crystal Clean, Inc., Term Loan, 9.259%, (SOFR + 4.50%), 10/17/30		9,305	9,369,820
Monitronics International, Inc., Term Loan, 12.447%, (SOFR + 7.50%), 6/30/28		10,890	10,944,913
Prime Security Services Borrower LLC, Term Loan, 7.107%, (SOFR + 2.25%), 10/13/30		11,945	11,963,040
Tempo Acquisition LLC, Term Loan, 6.935%, (SOFR + 2.25%), 8/31/28		3,418	3,424,024
TMF Group Holding BV, Term Loan, 8.092%, (SOFR + 3.50%), 5/3/28		5,136	5,165,144
TruGreen LP, Term Loan, 8.797%, (SOFR + 4.00%), 11/2/27		9,237	8,994,922
			$ 128,516,653
Construction Materials — 0.9%
Construction Partners, Inc., Term Loan, 10/29/31(8)		6,525	$ 6,508,688
Quikrete Holdings, Inc.:
Term Loan, 6.935%, (SOFR + 2.25%), 3/19/29		13,318	13,333,037
Term Loan, 7.185%, (SOFR + 2.50%), 4/14/31		20,207	20,229,539
Star Holding LLC, Term Loan, 9.185%, (SOFR + 4.50%), 7/31/31		10,900	10,720,924
			$ 50,792,188
Consumer Staples Distribution & Retail — 0.8%
Cardenas Markets, Inc., Term Loan, 11.454%, (SOFR + 6.75%), 8/1/29		5,319	$ 5,209,562

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	7,550	$ 8,251,439
Term Loan, 7.604%, (SOFR + 3.00%), 7/1/31		18,075	18,123,947
Term Loan, 7.854%, (SOFR + 3.25%), 10/28/30		14,552	14,610,984
			$ 46,195,932
Containers & Packaging — 1.3%
Altium Packaging LLC, Term Loan, 7.185%, (SOFR + 2.50%), 6/11/31		6,334	$ 6,306,413
Berlin Packaging LLC, Term Loan, 8.57%, (SOFR + 3.75%), 6/9/31(10)		18,534	18,598,075
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.86%, (SOFR + 3.18%), 4/13/29		26,957	26,921,443
Pregis TopCo Corp.:
Term Loan, 8.685%, (SOFR + 4.00%), 7/31/26		2,310	2,320,158
Term Loan, 8.80%, (SOFR + 4.00%), 7/31/26		1,601	1,608,503
Pretium Packaging LLC, Term Loan - Second Lien, 9.848%, (SOFR + 4.60%), 10/2/28		1,714	1,405,120
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.068%, (SOFR + 6.75%), 10/1/29		7,100	2,669,600
Proampac PG Borrower LLC, Term Loan, 8.839%, (SOFR + 4.00%), 9/15/28		16,503	16,582,948
			$ 76,412,260
Distributors — 0.8%
CD&R Hydra Buyer, Inc., Term Loan, 8.785%, (SOFR + 4.00%), 3/25/31		12,919	$ 12,906,325
Parts Europe SA, Term Loan, 6.701%, (3 mo. EURIBOR + 3.50%), 2/3/31	EUR	19,225	20,964,271
Phillips Feed Service, Inc., Term Loan, 11.785%, (SOFR + 7.00%), 11/13/24(3)		532	324,130
Rubix Group Midco 3 Ltd.:
Term Loan, 7.302%, (3 mo. EURIBOR + 4.25%), 9/30/26	EUR	2,000	2,180,031
Term Loan, 7.712%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	6,000	6,540,094
Winterfell Financing SARL, Term Loan, 8.557%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,701,813
			$ 45,616,664
Diversified Consumer Services — 1.7%
Ascend Learning LLC:
Term Loan, 8.285%, (SOFR + 3.50%), 12/11/28		9,857	$ 9,866,461
Term Loan - Second Lien, 10.535%, (SOFR + 5.75%), 12/10/29		7,743	7,638,786
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Chrysaor Bidco SARL:
Term Loan, 5/14/31(8)		1,791	$ 1,799,690
Term Loan, 7/17/31(8)		24,220	24,334,942
FrontDoor, Inc., Term Loan, 7.05%, (SOFR + 2.25%), 6/17/28		943	946,260
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30		18,114	18,187,966
Project Boost Purchaser LLC:
Term Loan, 8.147%, (SOFR + 3.50%), 7/16/31		10,875	10,900,915
Term Loan - Second Lien, 9.897%, (SOFR + 5.25%), 7/16/32		4,800	4,833,998
Spring Education Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 10/4/30		4,690	4,724,148
Wand NewCo 3, Inc., Term Loan, 7.905%, (SOFR + 3.25%), 1/30/31(10)		16,459	16,479,324
			$ 99,712,490
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 8,124,506
			$ 8,124,506
Diversified Telecommunication Services — 1.1%
Altice France SA, Term Loan, 8/14/26(8)		6,455	$ 5,496,432
Anuvu Holdings 2 LLC:
Term Loan, 8.963%, (SOFR + 4.00%), 9/27/27(3)		9,869	7,895,074
Term Loan, 13.213%, (SOFR + 8.25%), 3/23/26(3)		8,545	3,411,164
Level 3 Financing, Inc.:
Term Loan, 11.278%, (SOFR + 6.56%), 4/15/29		5,750	5,879,375
Term Loan, 11.278%, (SOFR + 6.56%), 4/15/30		11,900	12,162,443
Lumen Technologies, Inc.:
Term Loan, 7.182%, (SOFR + 2.35%), 4/15/29		11,999	10,919,007
Term Loan, 7.182%, (SOFR + 2.35%), 4/15/30		11,999	10,780,275
Virgin Media Bristol LLC, Term Loan, 7.418%, (SOFR + 2.50%), 1/31/28		4,843	4,708,861
			$ 61,252,631
Electrical Equipment — 0.6%
AZZ, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 5/13/29		1,844	$ 1,852,046
Dynamo Newco II GmbH, Term Loan, 10/1/31(8)		2,875	2,883,984
WEC U.S. Holdings Ltd., Term Loan, 7.595%, (SOFR + 2.75%), 1/27/31		29,340	29,407,385
			$ 34,143,415

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 1.3%
Chamberlain Group, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 11/3/28		9,588	$ 9,608,677
Creation Technologies, Inc., Term Loan, 10.351%, (SOFR + 5.50%), 10/5/28		15,356	15,010,454
II-VI, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 7/2/29		1,312	1,314,929
Ingram Micro, Inc., Term Loan, 7.564%, (SOFR + 2.75%), 9/22/31		2,838	2,844,959
Mirion Technologies, Inc., Term Loan, 6.854%, (SOFR + 2.25%), 10/20/28		2,350	2,351,621
MX Holdings U.S., Inc., Term Loan, 7.561%, (SOFR + 2.75%), 7/31/28		3,317	3,330,320
Range Red Operating, Inc.:
Term Loan, 12.693%, (SOFR + 8.00%), 10/1/29		4,296	4,285,699
Term Loan - Second Lien, 12.693%, (SOFR + 8.00%), 10/1/29		16,279	16,239,679
Sector Alarm Holding AS, Term Loan, 7.755%, (3 mo. EURIBOR + 4.25%), 6/14/29	EUR	500	546,561
Verifone Systems, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 8/20/25		20,192	18,839,953
			$ 74,372,852
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 15.811%, (SOFR + 11.00%), 4.811% cash, 11.00% PIK, 12/31/25(3)		2,375	$ 1,093,438
Term Loan, 15.811%, (SOFR + 11.00%), 4.811% cash, 11.00% PIK, 12/31/25(3)		20,566	9,468,587
GIP Pilot Acquisition Partners LP, Term Loan, 7.09%, (SOFR + 2.50%), 10/4/30		6,209	6,216,367
PG Investment Co. 59 SARL, Term Loan, 7.604%, (SOFR + 3.00%), 3/26/31		18,015	18,063,036
			$ 34,841,428
Engineering & Construction — 1.3%
American Residential Services LLC, Term Loan, 8.365%, (SOFR + 3.50%), 10/15/27		8,359	$ 8,389,904
APi Group DE, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 1/3/29		17,095	17,118,509
Arcosa, Inc., Term Loan, 6.935%, (SOFR + 2.25%), 8/12/31		4,750	4,776,719
Artera Services LLC, Term Loan, 9.104%, (SOFR + 4.50%), 2/15/31		5,597	5,539,507
Azuria Water Solutions, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 5/17/28		17,509	17,654,451
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Centuri Group, Inc., Term Loan, 7.311%, (SOFR + 2.50%), 8/27/28		6,707	$ 6,720,903
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		17,656	17,739,615
			$ 77,939,608
Entertainment — 1.0%
Crown Finance U.S., Inc., Term Loan, 13.30%, (SOFR + 8.50%), 6.30% cash, 7.00% PIK, 7/31/28		2,689	$ 2,712,528
Playtika Holding Corp., Term Loan, 7.55%, (SOFR + 2.75%), 3/13/28		23,022	23,022,034
Renaissance Holding Corp., Term Loan, 8.935%, (SOFR + 4.25%), 4/5/30		13,613	13,661,491
UFC Holdings LLC, Term Loan, 7.638%, (SOFR + 2.75%), 4/29/26		14,534	14,565,917
Vue Entertainment International Ltd., Term Loan, 11.446%, (6 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	1,524	1,023,890
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	418,525
			$ 55,404,385
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 1/31/31		7,889	$ 7,859,454
			$ 7,859,454
Financial Services — 2.0%
Boost Newco Borrower LLC, Term Loan, 7.104%, (SOFR + 2.50%), 1/31/31		31,850	$ 31,879,875
CPI Holdco B LLC, Term Loan, 6.685%, (SOFR + 2.00%), 5/19/31		15,625	15,475,266
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)		14,624	2,888,319
Grant Thornton Advisors LLC, Term Loan, 7.935%, (SOFR + 3.25%), 6/2/31		27,925	27,965,156
NCR Atleos LLC, Term Loan, 8.398%, (SOFR + 3.75%), 3/27/29		12,110	12,129,168
Nuvei Technologies Corp., Term Loan, 7.785%, (SOFR + 3.00%), 12/19/30		10,809	10,816,123
Walker & Dunlop, Inc., Term Loan, 7.035%, (SOFR + 2.25%), 12/16/28		13,834	13,902,982
WEX, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 3/31/28		4,295	4,306,980
			$ 119,363,869

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 1.1%
Artisan Newco BV, Term Loan, 7.827%, (3 mo. EURIBOR + 3.75%), 2/12/29	EUR	500	$ 545,982
Badger Buyer Corp., Term Loan, 10.30%, (SOFR + 3.50%), 12/27/24		9,652	9,242,117
CHG PPC Parent LLC, Term Loan, 7.55%, (SOFR + 2.75%), 12/8/28		6,166	6,154,075
Del Monte Foods, Inc.:
Term Loan, 13.166%, (SOFR + 8.00%), 8/2/28		4,565	4,371,373
Term Loan - Second Lien, 9.427%, (SOFR + 4.25%), 8/2/28(10)		6,493	3,708,841
Froneri International Ltd., Term Loan, 6.685%, (SOFR + 2.00%), 9/17/31		8,616	8,587,186
Monogram Food Solutions LLC, Term Loan, 8.80%, (SOFR + 4.00%), 8/28/28		1,752	1,745,004
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		14,032	14,056,210
Simply Good Foods USA, Inc., Term Loan, 7.318%, (SOFR + 2.50%), 3/17/27		1,875	1,885,547
United Petfood Group BV, Term Loan, 5.822%, (3 mo. EURIBOR + 2.75%), 4/24/28	EUR	7,600	8,260,013
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.70%, (SONIA + 4.75%), 6/28/28	GBP	5,500	6,902,489
			$ 65,458,837
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.854%, (SOFR + 2.25%), 12/31/30		21,933	$ 21,944,317
			$ 21,944,317
Health Care Equipment & Supplies — 1.1%
Bayou Intermediate II LLC, Term Loan, 9.347%, (SOFR + 4.50%), 8/2/28		11,985	$ 11,745,247
Journey Personal Care Corp., Term Loan, 9.05%, (SOFR + 4.25%), 3/1/28		25,880	25,868,774
Medline Borrower LP, Term Loan, 7.435%, (SOFR + 2.75%), 10/23/28		24,302	24,355,333
			$ 61,969,354
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.354%, (SOFR + 2.75%), 9/7/28		14,711	$ 14,747,989
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.604%, (SOFR + 8.00%), 10.354% cash, 2.25% PIK, 1/15/26		23,083	19,967,037
Cano Health LLC:
Term Loan, 4.00%, 6/28/28(11)		3,440	3,448,987
Term Loan, 12.604%, (SOFR + 8.00%), 6/28/29		1,547	1,550,374
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CCRR Parent, Inc., Term Loan, 9.05%, (SOFR + 4.25%), 3/6/28		5,181	$ 3,986,481
Cerba Healthcare SAS:
Term Loan, 6.846%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	15,825	14,960,221
Term Loan, 7.096%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,600	8,126,851
CHG Healthcare Services, Inc.:
Term Loan, 8.30%, (SOFR + 3.50%), 9/29/28		2,565	2,574,590
Term Loan, 8.30%, (SOFR + 3.50%), 9/29/28		5,235	5,260,798
Concentra Health Services, Inc., Term Loan, 6.935%, (SOFR + 2.25%), 7/28/31		4,775	4,786,938
Covis Finco SARL:
Term Loan, 0.00%, 2/18/27(9)		10,270	4,159,516
Term Loan, 0.00%, 2/18/27(9)		4,368	4,193,458
Ensemble RCM LLC, Term Loan, 7.585%, (SOFR + 3.00%), 8/1/29		22,359	22,411,180
Hanger, Inc.:
Term Loan, 10/23/31(8)		14,330	14,352,326
Term Loan, 10/23/31(8)		1,845	1,847,939
IVC Acquisition Ltd.:
Term Loan, 8.795%, (6 mo. EURIBOR + 5.00%), 12/12/28	EUR	20,825	22,716,656
Term Loan, 9.393%, (SOFR + 4.75%), 12/12/28		13,647	13,718,121
Medical Solutions Holdings, Inc.:
Term Loan, 8.185%, (SOFR + 3.50%), 11/1/28		15,021	11,284,282
Term Loan - Second Lien, 11.685%, (SOFR + 7.00%), 11/1/29		9,500	6,365,000
Mehilainen Yhtiot Oy:
Term Loan, 4.00%, 8/5/31(11)	EUR	1,218	1,330,850
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 8/5/31	EUR	6,475	7,074,875
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 8/5/31	EUR	6,807	7,437,624
Midwest Physician Administrative Services LLC, Term Loan, 7.865%, (SOFR + 3.00%), 3/12/28		9,927	9,039,886
National Mentor Holdings, Inc.:
Term Loan, 8.454%, (SOFR + 3.75%), 3/2/28		572	563,003
Term Loan, 8.52%, (SOFR + 3.75%), 3/2/28(10)		20,223	19,903,387
Term Loan - Second Lien, 11.954%, (SOFR + 7.25%), 3/2/29		6,475	6,199,813
Pacific Dental Services LLC, Term Loan, 7.536%, (SOFR + 2.75%), 3/15/31		11,094	11,113,898
Phoenix Guarantor, Inc., Term Loan, 7.935%, (SOFR + 3.25%), 2/21/31		21,974	22,009,766
R1 RCM, Inc., Term Loan, 7.685%, (SOFR + 3.00%), 6/21/29		3,002	2,992,332

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 7.132%, (SOFR + 2.50%), 4/18/31		9,277	$ 9,304,775
Raven Acquisition Holdings LLC:
Term Loan, 10/24/31(8)		18,480	18,406,080
Term Loan, 10/24/31(8)		1,320	1,314,720
Select Medical Corp., Term Loan, 7.685%, (SOFR + 3.00%), 3/6/27		10,013	10,069,541
Sound Inpatient Physicians, Term Loan - Second Lien, 11.365%, (SOFR + 5.00%), 9.865% cash, 1.50% PIK, 6/28/28		2,227	2,009,592
Synlab Bondco PLC, Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,829,032
TTF Holdings LLC, Term Loan, 8.435%, (SOFR + 3.75%), 7/18/31		18,150	18,274,781
U.S. Anesthesia Partners, Inc., Term Loan, 9.209%, (SOFR + 4.25%), 10/1/28		8,394	8,292,306
			$ 338,625,005
Health Care Technology — 1.6%
Certara LP, Term Loan, 7.685%, (SOFR + 3.00%), 6/26/31		9,212	$ 9,223,839
Cotiviti Corp., Term Loan, 8.094%, (SOFR + 3.25%), 5/1/31		11,495	11,516,146
eResearchTechnology, Inc., Term Loan, 8.685%, (SOFR + 4.00%), 2/4/27		9,463	9,504,787
Imprivata, Inc., Term Loan, 8.085%, (SOFR + 3.50%), 12/1/27		22,178	22,302,321
PointClickCare Technologies, Inc.:
Term Loan, 7.604%, (SOFR + 3.00%), 12/29/27		4,245	4,257,955
Term Loan, 10/10/31(8)		7,950	7,974,844
Project Ruby Ultimate Parent Corp., Term Loan, 8.30%, (SOFR + 3.50%), 3/10/28		4,652	4,673,139
Symplr Software, Inc., Term Loan, 9.185%, (SOFR + 4.50%), 12/22/27		11,328	10,417,880
Waystar Technologies, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 10/22/29		12,678	12,745,021
			$ 92,615,932
Hotels, Restaurants & Leisure — 5.7%
1011778 BC Unlimited Liability Co., Term Loan, 6.435%, (SOFR + 1.75%), 9/20/30		42,295	$ 41,969,935
Caesars Entertainment, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 2/6/31		30,074	30,144,368
Carnival Corp., Term Loan, 7.435%, (SOFR + 2.75%), 10/18/28		30,936	31,037,926
ClubCorp Holdings, Inc., Term Loan, 9.865%, (SOFR + 5.00%), 9/18/26		19,928	19,984,468
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan, 8.185%, (SOFR + 3.50%), 1/27/29		37,286	$ 37,336,841
Flutter Financing BV, Term Loan, 6.604%, (SOFR + 2.00%), 11/29/30		41,015	41,079,128
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.922%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	17,325	18,916,030
Hilton Domestic Operating Co., Inc., Term Loan, 6.488%, (SOFR + 1.75%), 11/8/30		8,750	8,743,753
Light & Wonder International, Inc., Term Loan, 7.034%, (SOFR + 2.25%), 4/14/29		7,845	7,848,289
Ontario Gaming GTA LP, Term Loan, 8.893%, (SOFR + 4.25%), 8/1/30		23,686	23,724,177
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.325%, (SOFR + 8.25%), 6/23/26		3,800	3,830,593
Playa Resorts Holding BV, Term Loan, 7.435%, (SOFR + 2.75%), 1/5/29		43,850	43,827,251
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 8/25/28		19,281	19,297,097
Station Casinos LLC, Term Loan, 6.935%, (SOFR + 2.25%), 3/14/31		5,846	5,844,959
			$ 333,584,815
Household Durables — 1.8%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28		22,997	$ 19,266,812
Libbey Glass, Inc., Term Loan, 11.267%, (SOFR + 6.50%), 11/22/27		19,249	19,104,841
Madison Safety & Flow LLC, Term Loan, 7.968%, (SOFR + 3.25%), 9/26/31		8,050	8,091,924
Serta Simmons Bedding LLC:
Term Loan, 12.218%, (SOFR + 7.50%), 6/29/28		20,679	17,473,426
Term Loan, 12.232%, (SOFR + 7.50%), 6/29/28		2,245	2,233,718
Solis IV BV, Term Loan, 8.571%, (SOFR + 3.50%), 2/26/29		17,785	17,766,307
Tempur Sealy International, Inc., Term Loan, 10/3/31(8)		20,900	20,913,063
			$ 104,850,091
Household Products — 0.6%
Energizer Holdings, Inc., Term Loan, 6.759%, (SOFR + 2.00%), 12/22/27		6,883	$ 6,902,612
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 7/8/31		26,700	25,157,327
			$ 32,059,939

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 0.9%
Alpha Generation LLC, Term Loan, 7.447%, (SOFR + 2.75%), 9/30/31		4,625	$ 4,629,953
Calpine Construction Finance Co. LP, Term Loan, 6.685%, (SOFR + 2.00%), 7/31/30		10,466	10,422,254
Calpine Corp.:
Term Loan, 6.685%, (SOFR + 2.00%), 1/31/31		3,030	3,025,869
Term Loan, 6.685%, (SOFR + 2.00%), 1/31/31		18,123	18,095,506
Thunder Generation Funding LLC, Term Loan, 7.61%, (SOFR + 3.00%), 10/3/31		13,625	13,659,063
			$ 49,832,645
Industrial Conglomerates — 1.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 10/8/31(8)		6,325	$ 6,325,000
Ammeraal Beltech Holding BV, Term Loan, 8.345%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	9,528	10,397,699
Crown Equipment Corp., Term Loan, 7.324%, (SOFR + 2.50%), 10/10/31		13,200	13,222,004
Kohler Energy Co. LLC, Term Loan, 9.354%, (SOFR + 4.75%), 5/1/31		30,224	30,413,152
nVent Electric PLC, Term Loan, 9/12/31(8)		14,300	14,344,687
Rain Carbon GmbH, Term Loan, 8.56%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	15,067,917
			$ 89,770,459
Insurance — 3.3%
Acrisure LLC, Term Loan, 8.009%, (SOFR + 3.25%), 11/6/30		6,983	$ 6,973,772
Alliant Holdings Intermediate LLC, Term Loan, 7.759%, (SOFR + 3.00%), 9/19/31		21,946	21,887,615
AmWINS Group, Inc., Term Loan, 7.05%, (SOFR + 2.25%), 2/19/28		23,396	23,407,639
AssuredPartners, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 2/14/31		28,592	28,668,494
Broadstreet Partners, Inc., Term Loan, 7.935%, (SOFR + 3.25%), 6/13/31		31,870	31,895,462
Financiere CEP SAS, Term Loan, 7.146%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	6,807,626
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30		17,625	17,683,946
Ryan Specialty Group LLC, Term Loan, 6.935%, (SOFR + 2.25%), 9/15/31		15,725	15,744,656
Truist Insurance Holdings LLC:
Term Loan, 7.854%, (SOFR + 3.25%), 5/6/31		13,745	13,770,772
Term Loan - Second Lien, 9.354%, (SOFR + 4.75%), 5/6/32		4,500	4,573,125
USI, Inc.:
Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29		8,955	8,964,376
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
USI, Inc.: (continued)
Term Loan, 7.354%, (SOFR + 2.75%), 9/27/30		10,950	$ 10,963,413
			$ 191,340,896
Interactive Media & Services — 0.3%
Buzz Finco LLC, Term Loan, 8.035%, (SOFR + 3.25%), 1/29/27		549	$ 548,155
Foundational Education Group, Inc., Term Loan, 8.597%, (SOFR + 3.75%), 8/31/28		3,522	3,451,408
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26		11,430	11,386,680
Match Group, Inc., Term Loan, 6.714%, (SOFR + 1.75%), 2/13/27		3,100	3,100,000
			$ 18,486,243
IT Services — 4.6%
Asurion LLC:
Term Loan, 8.785%, (SOFR + 4.00%), 8/19/28		21,326	$ 21,155,685
Term Loan, 9.035%, (SOFR + 4.25%), 8/19/28		7,264	7,232,049
Term Loan - Second Lien, 10.05%, (SOFR + 5.25%), 1/31/28		18,610	17,991,217
Term Loan - Second Lien, 10.05%, (SOFR + 5.25%), 1/20/29		4,375	4,189,972
Endure Digital, Inc., Term Loan, 8.471%, (SOFR + 3.50%), 2/10/28		33,399	30,359,914
Gainwell Acquisition Corp., Term Loan, 8.704%, (SOFR + 4.00%), 10/1/27		25,222	24,323,917
Go Daddy Operating Co. LLC, Term Loan, 6.685%, (SOFR + 2.00%), 11/9/29		45,628	45,654,664
Informatica LLC, Term Loan, 6.935%, (SOFR + 2.25%), 10/27/28		33,979	34,042,460
NAB Holdings LLC, Term Loan, 7.354%, (SOFR + 2.75%), 11/23/28		13,757	13,757,177
Plano HoldCo, Inc., Term Loan, 8.092%, (SOFR + 3.50%), 10/2/31		7,550	7,606,625
Rackspace Finance LLC:
Term Loan, 11.183%, (SOFR + 6.25%), 5/15/28		13,581	13,844,198
Term Loan - Second Lien, 7.683%, (SOFR + 2.75%), 5/15/28		27,543	16,548,904
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31		14,887	14,910,779
Synechron, Inc., Term Loan, 8.36%, (SOFR + 3.75%), 10/3/31		10,950	10,908,937
team.blue Finco SARL, Term Loan, 7.045%, (3 mo. EURIBOR + 3.70%), 9/30/29	EUR	4,350	4,685,871
Virtusa Corp., Term Loan, 7.935%, (SOFR + 3.25%), 2/15/29		1,990	1,992,488
			$ 269,204,857

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.9%
Accell Group NV, Term Loan, 8.648%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	3,500	$ 575,828
Fender Musical Instruments Corp., Term Loan, 8.785%, (SOFR + 4.00%), 12/1/28		1,222	1,172,985
GSM Holdings, Inc., Term Loan, 9/29/31(8)		9,250	8,868,437
Hayward Industries, Inc., Term Loan, 7.30%, (SOFR + 2.50%), 5/30/28		9,163	9,174,105
Recess Holdings, Inc., Term Loan, 9.085%, (SOFR + 4.50%), 2/20/30		22,643	22,787,657
Tait LLC, Term Loan, 9.197%, (SOFR + 4.50%), 10/1/31		12,675	12,754,219
			$ 55,333,231
Life Sciences Tools & Services — 1.0%
Cambrex Corp., Term Loan, 8.285%, (SOFR + 3.50%), 12/4/26		5,910	$ 5,896,844
Catalent Pharma Solutions, Inc.:
Term Loan, 6.859%, (SOFR + 2.00%), 2/22/28		774	774,301
Term Loan, 7.745%, (SOFR + 3.00%), 2/22/28		3,532	3,538,873
Curia Global, Inc., Term Loan, 8.336%, (SOFR + 3.75%), 8/30/26(10)		19,220	18,342,914
LGC Group Holdings Ltd., Term Loan, 6.396%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	4,025	4,353,018
Loire Finco Luxembourg SARL, Term Loan, 8.285%, (SOFR + 3.50%), 4/21/27		3,450	3,439,887
Packaging Coordinators Midco, Inc., Term Loan, 7.835%, (SOFR + 3.25%), 11/30/27		14,563	14,607,453
Sotera Health Holdings LLC, Term Loan, 7.835%, (SOFR + 3.25%), 5/30/31		10,000	10,034,380
			$ 60,987,670
Machinery — 6.0%
AI Aqua Merger Sub, Inc., Term Loan, 8.357%, (SOFR + 3.50%), 7/31/28		24,449	$ 24,515,477
Ali Group North America Corp., Term Loan, 6.80%, (SOFR + 2.00%), 7/30/29		14,471	14,534,422
Apex Tool Group LLC:
Term Loan, 14.872%, (SOFR + 10.10%), 7.418% cash, 7.454% PIK, 2/8/30		13,686	13,036,036
Term Loan - Second Lien, 12.068%, (SOFR + 7.35%), 4.718% cash, 7.35% PIK, 2/8/29		5,860	5,596,723
Barnes Group, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 9/3/30		14,644	14,681,331
Clark Equipment Co., Term Loan, 6.604%, (SOFR + 2.00%), 4/20/29		12,438	12,439,935
Conair Holdings LLC, Term Loan, 8.55%, (SOFR + 3.75%), 5/17/28		25,778	23,688,670
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
CPM Holdings, Inc., Term Loan, 9.344%, (SOFR + 4.50%), 9/28/28		14,938	$ 14,690,130
Cube Industrials Buyer, Inc., Term Loan, 8.132%, (SOFR + 3.50%), 10/9/31		5,200	5,209,750
Delachaux Group SA, Term Loan, 6.556%, (3 mo. EURIBOR + 3.50%), 4/16/29	EUR	4,945	5,409,677
EMRLD Borrower LP:
Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30		9,803	9,811,247
Term Loan, 7.557%, (SOFR + 2.50%), 8/4/31		13,200	13,206,877
Engineered Machinery Holdings, Inc.:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,761	12,867,921
Term Loan, 8.615%, (SOFR + 3.75%), 5/19/28		26,422	26,534,960
Term Loan - Second Lien, 10.865%, (SOFR + 6.00%), 5/21/29		3,700	3,710,048
Term Loan - Second Lien, 11.365%, (SOFR + 6.50%), 5/21/29		1,621	1,629,229
Filtration Group Corp., Term Loan, 8.30%, (SOFR + 3.50%), 10/21/28		3,185	3,193,559
Gates Global LLC, Term Loan, 6.935%, (SOFR + 2.25%), 6/4/31		17,000	17,061,098
Icebox Holdco III, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 12/22/28		12,493	12,555,181
INNIO Group Holding GmbH, Term Loan, 6.955%, (3 mo. EURIBOR + 3.75%), 11/2/28	EUR	4,722	5,160,887
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		22,790	22,806,424
Pro Mach Group, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 8/31/28		4,749	4,774,528
Roper Industrial Products Investment Co. LLC, Term Loan, 7.854%, (SOFR + 3.25%), 11/22/29		11,163	11,180,376
SPX Flow, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 4/5/29		15,705	15,762,690
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	11,450	12,510,334
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	13,198,784
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		21,085	21,166,462
Zephyr German BidCo GmbH, Term Loan, 6.865%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	8,850	9,587,483
			$ 350,520,239
Media — 0.5%
Aragorn Parent Corp., Term Loan, 8.745%, (SOFR + 4.00%), 12/15/28		11,265	$ 11,321,741
Hubbard Radio LLC, Term Loan, 9.185%, (SOFR + 4.50%), 9/30/27		6,646	5,084,323

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
iHeartCommunications, Inc.:
Term Loan, 7.80%, (SOFR + 3.00%), 5/1/26		1,127	$ 949,153
Term Loan, 8.05%, (SOFR + 3.25%), 5/1/26		3,165	2,650,839
MJH Healthcare Holdings LLC, Term Loan, 8.035%, (SOFR + 3.25%), 1/28/29		3,042	3,047,127
Sinclair Television Group, Inc., Term Loan, 7.30%, (SOFR + 2.50%), 9/30/26		5,248	5,100,572
			$ 28,153,755
Metals/Mining — 1.5%
AAP Buyer, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 9/9/31		6,025	$ 6,058,891
Arsenal AIC Parent LLC, Term Loan, 7.935%, (SOFR + 3.25%), 8/18/30		18,241	18,307,450
Dynacast International LLC, Term Loan, 14.407%, (SOFR + 9.25%), 10/22/25		2,896	2,711,225
PMHC II, Inc., Term Loan, 9.058%, (SOFR + 4.25%), 4/23/29		24,392	24,109,789
WireCo WorldGroup, Inc., Term Loan, 8.382%, (SOFR + 3.75%), 11/13/28		6,277	6,151,223
Zekelman Industries, Inc., Term Loan, 6.995%, (SOFR + 2.25%), 1/24/31		28,595	28,717,626
			$ 86,056,204
Oil, Gas & Consumable Fuels — 1.5%
Epic Crude Services LP, Term Loan, 7.656%, (SOFR + 3.00%), 10/10/31		7,875	$ 7,877,953
Freeport LNG Investments LLLP, Term Loan, 8.379%, (SOFR + 3.50%), 12/21/28		17,619	17,556,869
GIP II Blue Holding LP, Term Loan, 8.435%, (SOFR + 3.75%), 9/29/28		7,171	7,205,289
ITT Holdings LLC, Term Loan, 7.535%, (SOFR + 2.75%), 10/11/30		12,732	12,741,320
Matador Bidco SARL, Term Loan, 9.035%, (SOFR + 4.25%), 7/30/29		32,746	32,914,143
Oxbow Carbon LLC, Term Loan, 8.185%, (SOFR + 3.50%), 5/10/30		7,431	7,468,092
			$ 85,763,666
Passenger Airlines — 0.0%(6)
WestJet Loyalty LP, Term Loan, 8.354%, (SOFR + 3.75%), 2/14/31		1,244	$ 1,245,638
			$ 1,245,638
Pharmaceuticals — 1.3%
Aenova Holding GmbH, Term Loan, 7.135%, (6 mo. EURIBOR + 3.75%), 8/22/31	EUR	3,450	$ 3,771,501
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 6.646%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	5,175	$ 5,653,733
Ceva Sante Animale:
Term Loan, 6.845%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	4,775	5,212,403
Term Loan, 8.354%, (SOFR + 3.25%), 11/8/30		5,348	5,387,123
Jazz Financing Lux SARL, Term Loan, 6.935%, (SOFR + 2.25%), 5/5/28		12,632	12,645,814
Mallinckrodt International Finance SA:
Term Loan, 12.245%, (SOFR + 7.50%), 11/14/28		4,192	4,460,595
Term Loan - Second Lien, 14.245%, (SOFR + 9.50%), 11/14/28		23,755	25,640,298
Nidda Healthcare Holding AG, Term Loan, 7.427%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	11,050	12,057,943
Recipharm AB, Term Loan, 6.499%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,506,473
			$ 78,335,883
Professional Services — 4.6%
AAL Delaware Holdco, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 7/30/31		8,975	$ 9,025,484
APFS Staffing Holdings, Inc., Term Loan, 8.628%, (SOFR + 4.00%), 12/29/28(10)		3,835	3,828,047
Apleona Holding GmbH, Term Loan, 5.756%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	5,325	5,775,250
Camelot U.S. Acquisition LLC, Term Loan, 7.435%, (SOFR + 2.75%), 1/31/31		17,910	17,945,820
CoreLogic, Inc.:
Term Loan, 8.30%, (SOFR + 3.50%), 6/2/28		17,157	17,106,906
Term Loan - Second Lien, 11.30%, (SOFR + 6.50%), 6/4/29		1,524	1,502,055
Corporation Service Co., Term Loan, 7.185%, (SOFR + 2.50%), 11/2/29		4,392	4,402,665
Crisis Prevention Institute, Inc., Term Loan, 9.354%, (SOFR + 4.75%), 4/9/31		4,050	4,073,624
EAB Global, Inc., Term Loan, 7.935%, (SOFR + 3.25%), 8/16/28		18,572	18,535,480
Employbridge Holding Co., Term Loan, 9.623%, (SOFR + 4.75%), 7/19/28(10)		23,558	16,910,359
First Advantage Holdings LLC, Term Loan, (SOFR + 3.25%), 9/19/31(8)		23,831	23,756,246
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		8,913	8,913,125
Genuine Financial Holdings LLC, Term Loan, 8.685%, (SOFR + 4.00%), 9/27/30		5,123	5,122,184
Lernen Bidco Ltd., Term Loan, 11.00%, (USD Prime + 3.00%), 9/30/31		6,800	6,851,000

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Mermaid Bidco, Inc., Term Loan, 8.492%, (SOFR + 3.25%), 7/3/31		10,610	$ 10,629,831
Neptune Bidco U.S., Inc., Term Loan, 9.758%, (SOFR + 5.00%), 4/11/29		9,037	8,359,572
PHM Group Holding Oy, Term Loan, 7.848%, (3 mo. EURIBOR + 4.75%), 6/24/31	EUR	6,600	7,183,636
Planet U.S. Buyer LLC, Term Loan, 8.604%, (SOFR + 3.50%), 2/7/31		15,711	15,779,359
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 7.018%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	20,375	22,241,759
Teneo Holdings LLC, Term Loan, 9.435%, (SOFR + 4.75%), 3/13/31		16,132	16,174,345
Tidal Waste & Recycling Holdings LLC, Term Loan, 10/3/31(8)		8,125	8,140,234
Trans Union LLC, Term Loan, 6.685%, (SOFR + 2.00%), 12/1/28		33,349	33,390,642
Vaco Holdings LLC, Term Loan, 9.785%, (SOFR + 5.00%), 1/21/29		5,398	5,285,242
			$ 270,932,865
Real Estate Management & Development — 0.9%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.685%, (SOFR + 3.00%), 1/31/30		10,554	$ 10,606,979
Term Loan, 7.935%, (SOFR + 3.25%), 1/31/30		7,989	8,019,346
Greystar Real Estate Partners LLC, Term Loan, 7.495%, (SOFR + 2.75%), 8/21/30		10,550	10,575,913
Homeserve USA Holding Corp., Term Loan, 7.009%, (SOFR + 2.25%), 10/21/30		23,955	23,909,710
			$ 53,111,948
Road & Rail — 1.2%
Avis Budget Car Rental LLC, Term Loan, 6.55%, (SOFR + 1.75%), 8/6/27		28,459	$ 28,348,481
Hertz Corp.:
Term Loan, 8.30%, (SOFR + 3.50%), 6/30/28		16,324	14,565,363
Term Loan, 8.30%, (SOFR + 3.50%), 6/30/28		3,180	2,837,220
Term Loan, 8.493%, (SOFR + 3.75%), 6/30/28		9,776	8,738,292
Kenan Advantage Group, Inc., Term Loan, 7.935%, (SOFR + 3.25%), 1/25/29		16,693	16,714,059
			$ 71,203,415
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		20,607	$ 20,641,197
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		7,300	7,159,701
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 4.585% cash, 8.00% PIK, 10/31/27		4,384	$ 2,164,623
MaxLinear, Inc., Term Loan, 7.082%, (SOFR + 2.25%), 6/23/28		3,250	3,148,437
MKS Instruments, Inc., Term Loan, 6.995%, (SOFR + 2.25%), 8/17/29		24,809	24,877,329
Synaptics, Inc., Term Loan, 7.215%, (SOFR + 2.25%), 12/2/28		3,140	3,142,930
			$ 61,134,217
Software — 15.2%
Applied Systems, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 2/24/31		67,442	$ 67,698,883
Astra Acquisition Corp.:
Term Loan, 9.854%, (SOFR + 5.25%), 10/25/28		14,888	1,191,008
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28		10,191	8,356,364
Term Loan, 17.998%, (SOFR + 13.33%), 10/25/29		16,697	2,921,891
Boxer Parent Co., Inc., Term Loan, 8.335%, (SOFR + 3.75%), 7/30/31		18,697	18,661,698
Cegid Group SAS:
Term Loan, 6.586%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	4,475	4,880,862
Term Loan, 6.586%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	5,150	5,612,029
Central Parent, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 7/6/29		41,487	41,260,170
Cloud Software Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 3/30/29(10)		32,264	32,288,479
Cloudera, Inc.:
Term Loan, 8.535%, (SOFR + 3.75%), 10/8/28		36,390	35,828,748
Term Loan - Second Lien, 10.785%, (SOFR + 6.00%), 10/8/29		4,450	4,216,375
Constant Contact, Inc., Term Loan, 8.918%, (SOFR + 4.00%), 2/10/28		12,868	12,431,541
Cornerstone OnDemand, Inc., Term Loan, 8.55%, (SOFR + 3.75%), 10/16/28		8,064	7,573,112
Dragon Buyer, Inc., Term Loan, 7.908%, (SOFR + 3.25%), 9/30/31		17,650	17,572,781
Drake Software LLC, Term Loan, 8.935%, (SOFR + 4.25%), 6/26/31		26,050	25,659,250
E2open LLC, Term Loan, 8.30%, (SOFR + 3.50%), 2/4/28		19,858	19,846,018
ECI Macola Max Holding LLC, Term Loan, 7.842%, (SOFR + 3.25%), 5/9/30		28,587	28,682,435
Epicor Software Corp., Term Loan, 7.935%, (SOFR + 3.25%), 5/30/31		79,890	80,266,029
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27		11,911	11,478,839

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Gen Digital, Inc., Term Loan, 6.435%, (SOFR + 1.75%), 9/12/29		2,856	$ 2,848,301
GoTo Group, Inc.:
Term Loan, 9.668%, (SOFR + 4.75%), 4/28/28		15,096	12,831,921
Term Loan - Second Lien, 9.668%, (SOFR + 4.75%), 4/28/28		9,551	3,342,976
IGT Holding IV AB:
Term Loan, 6.245%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	3,205	3,473,790
Term Loan, 8.742%, (SOFR + 3.65%), 3/31/28		1,640	1,649,238
iSolved, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 10/15/30		8,263	8,299,066
Ivanti Software, Inc., Term Loan, 9.121%, (SOFR + 4.25%), 12/1/27		10,170	8,688,580
Marcel LUX IV SARL:
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 11/9/30	EUR	9,150	10,002,676
Term Loan, 8.84%, (SOFR + 4.00%), 11/11/30		32,028	32,268,103
McAfee LLC, Term Loan, 8.10%, (SOFR + 3.25%), 3/1/29		34,765	34,775,804
Mosel Bidco SE:
Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 9/16/30	EUR	1,825	1,995,566
Term Loan, 9.104%, (SOFR + 4.50%), 9/16/30		3,275	3,291,375
N-Able International Holdings II LLC, Term Loan, 8.069%, (SOFR + 2.75%), 7/19/28		1,615	1,620,941
Open Text Corp., Term Loan, 6.935%, (SOFR + 2.25%), 1/31/30		18,065	18,148,260
Orion Advisor Solutions, Inc., Term Loan, 9/24/30(8)		7,875	7,865,156
Polaris Newco LLC:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,070	9,562,540
Term Loan, 8.847%, (SOFR + 4.00%), 6/2/28		7,691	7,644,645
Project Alpha Intermediate Holding, Inc., Term Loan, 8.335%, (SOFR + 3.75%), 10/28/30		15,423	15,496,728
Proofpoint, Inc., Term Loan, 7.685%, (SOFR + 3.00%), 8/31/28		12,225	12,248,707
Quartz Acquireco LLC, Term Loan, 7.354%, (SOFR + 2.75%), 6/28/30		7,123	7,136,660
Quest Software U.S. Holdings, Inc., Term Loan, 8.985%, (SOFR + 4.25%), 2/1/29		23,876	17,190,875
RealPage, Inc., Term Loan, 7.80%, (SOFR + 3.00%), 4/24/28		10,869	10,730,316
Redstone Holdco 2 LP, Term Loan, 9.597%, (SOFR + 4.75%), 4/27/28		12,915	9,686,163
Sabre GLBL, Inc.:
Term Loan, 8.30%, (SOFR + 3.50%), 12/17/27		8,392	7,789,894
Term Loan, 8.30%, (SOFR + 3.50%), 12/17/27		5,341	4,957,799
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 9.035%, (SOFR + 4.25%), 6/30/28		7,345	$ 6,894,814
Term Loan, 9.785%, (SOFR + 5.00%), 6/30/28		11,000	10,453,432
Skillsoft Corp., Term Loan, 10.082%, (SOFR + 5.25%), 7/14/28		14,755	12,029,589
SolarWinds Holdings, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 2/5/30		28,230	28,306,760
Sophia LP, Term Loan, 8.285%, (SOFR + 3.50%), 10/9/29		32,482	32,656,263
UKG, Inc., Term Loan, 7.617%, (SOFR + 3.00%), 2/10/31		42,163	42,252,879
Veritas U.S., Inc., Term Loan, 9.80%, (SOFR + 5.00%), 9/1/25		39,040	37,390,874
Vision Solutions, Inc.:
Term Loan, 8.847%, (SOFR + 4.00%), 4/24/28		38,856	38,406,939
Term Loan - Second Lien, 12.097%, (SOFR + 7.25%), 4/23/29		1,500	1,444,688
			$ 889,808,830
Specialty Retail — 3.2%
Apro LLC, Term Loan, 8.574%, (SOFR + 3.75%), 7/9/31		7,725	$ 7,766,035
Boels Topholding BV, Term Loan, 6.557%, (3 mo. EURIBOR + 3.00%), 5/23/31	EUR	3,861	4,222,338
Etraveli Holding AB, Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 11/2/28	EUR	14,622	15,944,885
Great Outdoors Group LLC, Term Loan, 8.55%, (SOFR + 3.75%), 3/6/28		34,915	35,049,513
Harbor Freight Tools USA, Inc., Term Loan, 7.192%, (SOFR + 2.50%), 6/11/31(10)		24,414	23,851,148
Hoya Midco LLC, Term Loan, 7.585%, (SOFR + 3.00%), 2/3/29		4,808	4,835,345
Les Schwab Tire Centers, Term Loan, 7.685%, (SOFR + 3.00%), 4/23/31		39,139	39,207,096
LIDS Holdings, Inc., Term Loan, 10.381%, (SOFR + 5.50%), 12/14/26		9,114	9,057,393
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		17,264	17,287,543
Mavis Tire Express Services Corp., Term Loan, 8.185%, (SOFR + 3.50%), 5/4/28		2,168	2,176,418
PetSmart, Inc., Term Loan, 8.535%, (SOFR + 3.75%), 2/11/28		6,755	6,721,413
Speedster Bidco GmbH:
Term Loan, 10/17/31(8)	EUR	11,075	12,051,853
Term Loan, 10/17/31(8)		10,650	10,646,677
			$ 188,817,657

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.345%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	11,050	$ 8,964,641
			$ 8,964,641
Trading Companies & Distributors — 3.6%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.509%, (SOFR + 1.75%), 6/24/30		40,853	$ 40,836,230
Beacon Roofing Supply, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 5/19/28		7,196	7,222,609
Core & Main LP:
Term Loan, 6.718%, (SOFR + 2.00%), 7/27/28		9,449	9,443,184
Term Loan, 6.968%, (SOFR + 2.25%), 2/9/31		9,938	9,974,954
DXP Enterprises, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 10/11/30		9,059	9,107,570
Foundation Building Materials Holding Co. LLC, Term Loan, 8.585%, (SOFR + 4.00%), 1/29/31		16,592	16,373,860
Park River Holdings, Inc., Term Loan, 8.105%, (SOFR + 3.25%), 12/28/27		3,688	3,620,794
Patagonia Bidco Ltd., Term Loan, 10.45%, (SONIA + 5.25%), 11/1/28	GBP	20,050	23,416,796
PEARLS (Netherlands) Bidco BV, Term Loan, 7.056%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,552,194
Spin Holdco, Inc., Term Loan, 9.256%, (SOFR + 4.00%), 3/4/28		44,638	38,946,633
White Cap Buyer LLC, Term Loan, 7.935%, (SOFR + 3.25%), 10/19/29		30,041	30,015,054
Windsor Holdings III LLC, Term Loan, 8.259%, (SOFR + 3.50%), 8/1/30		15,374	15,451,138
			$ 210,961,016
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 7.435%, (SOFR + 2.75%), 7/1/31		17,364	$ 17,384,176
			$ 17,384,176
Wireless Telecommunication Services — 0.8%
CCI Buyer, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 12/17/27		25,747	$ 25,801,529
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27		20,226	20,219,991
			$ 46,021,520
Total Senior Floating-Rate Loans (identified cost $6,403,844,427)			$ 6,263,361,728

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(12)	90,192,805	$ 90,192,805
Total Short-Term Investments (identified cost $90,192,804)		$ 90,192,805
Total Investments — 123.3% (identified cost $7,411,647,309)		$ 7,222,694,527
Less Unfunded Loan Commitments — (0.1)%		$ (7,276,274)
Net Investments — 123.2% (identified cost $7,404,371,035)		$ 7,215,418,253
Other Assets, Less Liabilities — (23.2)%		$(1,359,722,305)
Net Assets — 100.0%		$ 5,855,695,948
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $764,025,995 or 13.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Portfolio of Investments — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after October 31, 2024, at which time the interest rate will be determined.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	The stated interest rate represents the weighted average interest rate at October 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2024, the total value of unfunded loan commitments is $7,278,143. See Note 1F for description.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	332,371,783	EUR	297,407,318	Standard Chartered Bank	11/4/24	$ 8,867,012	$ —
USD	38,962,425	EUR	34,885,000	Australia and New Zealand Banking Group Limited	11/29/24	977,528	—
USD	38,958,696	EUR	34,885,000	Bank of America, N.A.	11/29/24	973,799	—
USD	38,943,179	EUR	34,885,000	Bank of America, N.A.	11/29/24	958,282	—
USD	38,967,790	EUR	34,885,000	State Street Bank and Trust Company	11/29/24	982,894	—
USD	38,949,920	EUR	34,886,794	State Street Bank and Trust Company	11/29/24	963,069	—
USD	31,440,645	GBP	23,806,209	Goldman Sachs International	11/29/24	744,836	—
USD	323,255,993	EUR	297,407,318	Standard Chartered Bank	12/3/24	—	(630,800)
EUR	40,000,000	USD	43,582,840	State Street Bank and Trust Company	12/31/24	34,718	—
USD	41,698,212	EUR	37,312,000	Goldman Sachs International	12/31/24	1,011,754	—
USD	41,699,660	EUR	37,312,000	State Street Bank and Trust Company	12/31/24	1,013,202	—
USD	41,691,444	EUR	37,312,000	State Street Bank and Trust Company	12/31/24	1,004,986	—
USD	40,841,455	EUR	36,543,474	State Street Bank and Trust Company	12/31/24	993,027	—
						$18,525,107	$(630,800)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $7,314,178,230)	$7,125,225,448
Affiliated investments, at value (identified cost $90,192,805)	90,192,805
Cash	93,066,844
Deposits for derivatives collateral — forward foreign currency exchange contracts	10,300,000
Foreign currency, at value (identified cost $59,412,095)	59,850,251
Interest receivable	40,314,057
Dividends receivable from affiliated investments	566,536
Receivable for investments sold	188,441,502
Receivable for open forward foreign currency exchange contracts	18,525,107
Trustees' deferred compensation plan	306,766
Prepaid upfront and agency fees on notes payable	1,856,984
Total assets	$7,628,646,300
Liabilities
Notes payable	$1,400,000,000
Cash collateral due to broker	10,300,000
Payable for investments purchased	352,674,234
Payable for open forward foreign currency exchange contracts	630,800
Payable to affiliates:
Investment adviser fee	2,581,140
Trustees' fees	9,042
Trustees' deferred compensation plan	306,766
Accrued expenses	6,448,370
Total liabilities	$1,772,950,352
Net Assets applicable to investors' interest in Portfolio	$5,855,695,948

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income	$1,428,425
Dividend income from affiliated investments	5,282,536
Interest income	671,307,794
Other income	7,635,015
Total investment income	$685,653,770
Expenses
Investment adviser fee	$31,100,086
Trustees’ fees and expenses	108,500
Custodian fee	1,231,246
Legal and accounting services	525,634
Interest expense and fees	98,956,803
Miscellaneous	720,587
Total expenses	$132,642,856
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$151,339
Total expense reductions	$151,339
Net expenses	$132,491,517
Net investment income	$553,162,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(201,747,266)
Foreign currency transactions	(8,508,558)
Forward foreign currency exchange contracts	(13,409,639)
Net realized loss	$(223,665,463)
Change in unrealized appreciation (depreciation):
Investments	$312,685,471
Foreign currency	701,100
Forward foreign currency exchange contracts	9,945,291
Net change in unrealized appreciation (depreciation)	$323,331,862
Net realized and unrealized gain	$99,666,399
Net increase in net assets from operations	$652,828,652

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$553,162,253	$570,952,434
Net realized loss	(223,665,463)	(321,860,745)
Net change in unrealized appreciation (depreciation)	323,331,862	496,644,025
Net increase in net assets from operations	$652,828,652	$745,735,714
Capital transactions:
Contributions	$398,168,678	$365,123,130
Withdrawals	(1,070,766,769)	(2,604,898,648)
Net decrease in net assets from capital transactions	$(672,598,091)	$(2,239,775,518)
Net decrease in net assets	$(19,769,439)	$(1,494,039,804)
Net Assets
At beginning of year	$5,875,465,387	$7,369,505,191
At end of year	$5,855,695,948	$5,875,465,387

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Statement of Cash Flows

Year Ended
October 31, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$652,828,652
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,380,628,125)
Investments sold and principal repayments	2,770,437,749
Increase in short-term investments, net	(6,620,227)
Net amortization/accretion of premium (discount)	(23,869,020)
Amortization of prepaid upfront and agency fees on notes payable	3,143,273
Decrease in interest receivable	7,807,234
Increase in dividends receivable from affiliated investments	(168,879)
Increase in Trustees’ deferred compensation plan	(33,619)
Decrease in prepaid expenses	91,621
Increase in cash collateral due to brokers	10,300,000
Decrease in payable to affiliates for investment adviser fee	(53,060)
Increase in payable to affiliates for Trustees' deferred compensation plan	33,619
Decrease in accrued expenses	(545,267)
Decrease in unfunded loan commitments	(2,933,557)
Net change in unrealized (appreciation) depreciation from investments	(312,685,471)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	(9,945,291)
Net realized loss from investments	201,747,266
Net cash provided by operating activities	$908,906,898
Cash Flows From Financing Activities
Proceeds from capital contributions	$398,168,678
Payments for capital withdrawals	(1,070,766,769)
Proceeds from notes payable	575,000,000
Repayments of notes payable	(700,000,000)
Payment of prepaid upfront and agency fees on notes payable	(3,692,877)
Net cash used in financing activities	$(801,290,968)
Net increase in cash and restricted cash*	$107,615,930
Cash and restricted cash at beginning of year (including foreign currency)	$55,601,165
Cash and restricted cash at end of year (including foreign currency)	$163,217,095
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$100,428,130
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(414,208).
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

October 31, 2024
Cash	$93,066,844
Deposits for derivatives collateral — forward foreign currency exchange contracts	10,300,000
Foreign currency	59,850,251
Total cash and restricted cash as shown on the Statement of Cash Flows	$163,217,095

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Financial Highlights

	Year Ended October 31,
	2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Expenses excluding interest and fees	0.57%	0.56%	0.52%	0.53%	0.56%
Interest and fee expense	1.66%	1.81%	0.47%	0.32%	0.60%
Total expenses	2.23%	2.37%	0.99%	0.85%	1.16%
Net expenses	2.23%(2)	2.37%(2)	0.99%(2)	0.85%	1.16%
Net investment income	9.30%	9.01%	5.16%	4.19%	4.86%
Portfolio Turnover	35%	18%	27%	28%	30%
Total Return	11.64%	12.42%	(4.22)%	9.75%	0.39%
Net assets, end of year (000’s omitted)	$5,855,696	$5,875,465	$7,369,505	$8,423,553	$5,449,434
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund) and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 96.0%, 2.5% and 1.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Senior Debt Portfolio
October 31, 2024
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

Senior Debt Portfolio
October 31, 2024
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the year ended October 31, 2024, the Portfolio’s investment adviser fee amounted to $31,100,086 or 0.52% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $151,339 relating to the Portfolio's investment in the Liquidity Fund.
During the year ended October 31, 2024, EVM reimbursed the Portfolio $7,603 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,549,677,151 and $2,891,447,073, respectively, for the year ended October 31, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,395,976,962
Gross unrealized appreciation	$60,269,244
Gross unrealized depreciation	(240,827,953)
Net unrealized depreciation	$(180,558,709)

Senior Debt Portfolio
October 31, 2024
Notes to Financial Statements — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2024 is included in the Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2024, the fair value of derivatives with credit related contingent features in a net liability position was $630,800. At October 31, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$18,525,107	$(630,800)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Senior Debt Portfolio
October 31, 2024
Notes to Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$977,528	$ —	$(977,528)	$ —	$ —
Bank of America, N.A.	1,932,081	—	—	(1,932,081)	—
Goldman Sachs International	1,756,590	—	—	(1,640,000)	116,590
Standard Chartered Bank	8,867,012	(630,800)	(3,346,692)	(4,889,520)	—
State Street Bank and Trust Company	4,991,896	—	(4,752,818)	(239,078)	—
	$18,525,107	$(630,800)	$(9,077,038)	$(8,700,679)	$116,590

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$(630,800)	$630,800	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(13,409,639)	$9,945,291
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2024, which is indicative of the volume of this derivative type, was approximately $1,101,804,000.

Senior Debt Portfolio
October 31, 2024
Notes to Financial Statements — continued

6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with Toronto Dominion Bank as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility is in effect through May 1, 2025. Prior to May 2, 2024, the direct lender and agent was The Bank of Nova Scotia and the borrowing limit was $2.525 billion. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. On May 2, 2024, the Portfolio paid upfront fees equal to 0.15% of the total commitment amount under the Loan Facility and agency fees of $600,000, which are being amortized to interest expense through May 1, 2025. The Portfolio also pays (1) a drawn fee equal to 0.95% per annual on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility. For periods prior to March 4, 2024, the drawn fee was equal to 0.90% per annum on outstanding borrowings and the liquidity fee was equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder. The Portfolio also incurred upfront fees that were being amortized to May 3, 2024, of which $92,877 is included in interest expense for the year ended October 31, 2024.
Drawn and liquidity fees for the year ended October 31, 2024 totaled $15,436,354 and are included in interest expense and fees on the Statement of Operations. Unamortized upfront and agency fees at October 31, 2024 are approximately $1,857,000 and are included in prepaid upfront and agency fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2024, the Portfolio had borrowings outstanding under the Loan Facility of $1.4 billion at an annual interest rate of 5.22%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at October 31, 2024 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2024. For the year ended October 31, 2024, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,463,046,000 and 5.36%, respectively.
7  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $90,192,805, which represents 1.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$83,572,578	$2,708,620,231	$(2,702,000,004)	$ —	$ —	$90,192,805	$5,282,536	90,192,805
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Senior Debt Portfolio
October 31, 2024
Notes to Financial Statements — continued

At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 225,101,470	$ —	$ 225,101,470
Common Stocks	771,425	51,218,933	23,631,941	75,622,299
Corporate Bonds	—	568,416,225	—	568,416,225
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,232,951,752	23,133,702	6,256,085,454
Warrants	—	—	0	—
Short-Term Investments	90,192,805	—	—	90,192,805
Total Investments	$90,964,230	$7,077,688,380	$46,765,643	$7,215,418,253
Forward Foreign Currency Exchange Contracts	$ —	$ 18,525,107	$ —	$ 18,525,107
Total	$90,964,230	$7,096,213,487	$46,765,643	$7,233,943,360
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (630,800)	$ —	$ (630,800)
Total	$ —	$ (630,800)	$ —	$ (630,800)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Senior Debt Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EAFAX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2024